Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Equity Interest in Most Significant Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Netherlands [member] | America Movil B. V. [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
Mexico [member] | Sercotel, S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
Mexico [member] | Radiomovil Dipsa, S.A. de C.V. and subsidiaries (Telcel) [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
Mexico [member] | Telefonos de Mexico S.A.B. de C.V [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	98.80%	98.80%
Dominican Republic [member] | Compania Dominicana De Telefonos S.A. (Codetel) [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
Puerto Rico [member] | Puerto Rico Telephone Company Inc [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
Honduras [member] | Servicios de Comunicaciones de Honduras, S.A. de C.V.(Sercom Honduras) [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
U.S.A. [member] | TracFone Wireless, Inc. (TracFone) [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	0.00%	100.00%
Brazil [member] | Claro S.A. (Claro Brasil) [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	98.20%	98.20%
Brazil [member] | Nextel Telecomunicaes Ltda [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
Guatemala [member] | Telecomunicaciones de Guatemala, S.A. (Telgua) [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	99.30%	99.30%
Guatemala [member] | Claro Guatemala S.A [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
Nicaragua [member] | Empresa Nicaraguense de Telecomunicaciones, S.A. (Enitel) [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	99.60%	99.60%
El Salvador [member] | Compania de Telecomunicaciones de El Salvador, S.A. de C.V. (CTE) [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	95.80%	95.80%
Colombia [member] | Comunicacion Celular S. A. (Comcel) [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	99.40%	99.40%
Ecuador [member] | Consorcio Ecuatoriano de Telecomunicaciones, S.A. (Conecel) [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
Argentina [member] | AMX Argentina, S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
Paraguay [member] | AMX Paraguay, S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
Uruguay [member] | AM Wireless Uruguay, S.A.[member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
Chile [member] | Claro Chile S A [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
Peru [member] | America Movil Peru S.A. C. [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
Austria [member] | Telekom Austria AG [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	51.00%	51.00%
Luxembourg [member] | NII Brazil Holding SARL [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
PANAMA | Claro Panama, S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%